Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005490
Shareholder Report [Line Items]
Fund Name	Retirement 2020 Fund
Class Name	Investor Class
Trading Symbol	TRRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2020 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2020 Fund - Investor Class	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,374	10,232	10,316
2016	10,296	9,908	10,255
2017	10,852	10,008	10,724
2017	11,260	10,158	11,015
2017	11,566	10,283	11,233
2017	11,980	10,227	11,632
2018	12,100	10,059	11,684
2018	12,106	10,120	11,756
2018	12,384	10,175	12,040
2018	11,918	10,089	11,643
2019	12,313	10,378	11,938
2019	12,366	10,768	11,988
2019	12,911	11,210	12,457
2019	13,387	11,178	12,895
2020	13,144	11,590	12,663
2020	13,131	11,781	12,768
2020	14,376	11,936	13,641
2020	15,033	11,992	14,118
2021	15,752	11,750	14,508
2021	16,528	11,734	15,109
2021	17,025	11,925	15,522
2021	16,794	11,854	15,376
2022	16,237	11,440	14,972
2022	15,367	10,769	14,252
2022	14,789	10,552	13,792
2022	14,989	10,332	13,947
2023	14,984	10,328	14,026
2023	15,246	10,538	14,278
2023	15,769	10,426	14,662
2023	15,917	10,454	14,780
2024	16,919	10,671	15,585
2024	17,338	10,676	15,889
2024	18,130	11,187	16,677
2024	18,530	11,173	16,937
2025	18,574	11,291	17,034
2025	18,711	11,258	17,235
2025	19,624	11,538	18,069
2025	20,275	11,809	18,671
2026	21,108	11,998	19,303
2026	21,613	11,836	19,769

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2020 Fund (Investor Class)	15.51%	5.51%	8.01%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2020 Index (Strategy Benchmark)	14.70	5.52	7.05

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,298,666,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 57,822,000
InvestmentCompanyPortfolioTurnover	18.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,298,666 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	37.9%
Domestic Bond Funds	33.5
International Bond Funds	13.7
International Equity Funds	13.5
U.S. Treasury Debt	0.1
Short-Term and Other	1.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	15.0%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	12.8
T. Rowe Price Growth Stock Fund	8.1
T. Rowe Price Value Fund	7.8
T. Rowe Price International Bond Fund (USD Hedged)	5.6
T. Rowe Price Hedged Equity Fund	5.0
T. Rowe Price Equity Index 500 Fund	4.3
T. Rowe Price U.S. Large-Cap Core Fund	4.3
T. Rowe Price International Value Equity Fund	3.8
T. Rowe Price Dynamic Global Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005491
Shareholder Report [Line Items]
Fund Name	Retirement 2020 Fund
Class Name	Advisor Class
Trading Symbol	PARBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2020 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2020 Fund - Advisor Class	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,367	10,232	10,316
2016	10,283	9,908	10,255
2017	10,832	10,008	10,724
2017	11,232	10,158	11,015
2017	11,529	10,283	11,233
2017	11,935	10,227	11,632
2018	12,050	10,059	11,684
2018	12,045	10,120	11,756
2018	12,313	10,175	12,040
2018	11,846	10,089	11,643
2019	12,228	10,378	11,938
2019	12,275	10,768	11,988
2019	12,803	11,210	12,457
2019	13,267	11,178	12,895
2020	13,019	11,590	12,663
2020	13,000	11,781	12,768
2020	14,225	11,936	13,641
2020	14,862	11,992	14,118
2021	15,566	11,750	14,508
2021	16,327	11,734	15,109
2021	16,809	11,925	15,522
2021	16,564	11,854	15,376
2022	16,002	11,440	14,972
2022	15,143	10,769	14,252
2022	14,560	10,552	13,792
2022	14,752	10,332	13,947
2023	14,736	10,328	14,026
2023	14,979	10,538	14,278
2023	15,491	10,426	14,662
2023	15,621	10,454	14,780
2024	16,597	10,671	15,585
2024	16,994	10,676	15,889
2024	17,761	11,187	16,677
2024	18,149	11,173	16,937
2025	18,183	11,291	17,034
2025	18,298	11,258	17,235
2025	19,174	11,538	18,069
2025	19,799	11,809	18,671
2026	20,601	11,998	19,303
2026	21,080	11,836	19,769

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2020 Fund (Advisor Class)	15.20%	5.24%	7.74%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2020 Index (Strategy Benchmark)	14.70	5.52	7.05

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,298,666,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 57,822,000
InvestmentCompanyPortfolioTurnover	18.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,298,666 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	37.9%
Domestic Bond Funds	33.5
International Bond Funds	13.7
International Equity Funds	13.5
U.S. Treasury Debt	0.1
Short-Term and Other	1.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	15.0%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	12.8
T. Rowe Price Growth Stock Fund	8.1
T. Rowe Price Value Fund	7.8
T. Rowe Price International Bond Fund (USD Hedged)	5.6
T. Rowe Price Hedged Equity Fund	5.0
T. Rowe Price Equity Index 500 Fund	4.3
T. Rowe Price U.S. Large-Cap Core Fund	4.3
T. Rowe Price International Value Equity Fund	3.8
T. Rowe Price Dynamic Global Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005492
Shareholder Report [Line Items]
Fund Name	Retirement 2020 Fund
Class Name	R Class
Trading Symbol	RRTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2020 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2020 Fund - R Class	$109	1.01%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	R Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,366	10,232	10,316
2016	10,276	9,908	10,255
2017	10,814	10,008	10,724
2017	11,207	10,158	11,015
2017	11,501	10,283	11,233
2017	11,894	10,227	11,632
2018	11,999	10,059	11,684
2018	11,989	10,120	11,756
2018	12,247	10,175	12,040
2018	11,773	10,089	11,643
2019	12,147	10,378	11,938
2019	12,188	10,768	11,988
2019	12,707	11,210	12,457
2019	13,160	11,178	12,895
2020	12,900	11,590	12,663
2020	12,875	11,781	12,768
2020	14,082	11,936	13,641
2020	14,700	11,992	14,118
2021	15,385	11,750	14,508
2021	16,125	11,734	15,109
2021	16,594	11,925	15,522
2021	16,343	11,854	15,376
2022	15,777	11,440	14,972
2022	14,918	10,769	14,252
2022	14,343	10,552	13,792
2022	14,519	10,332	13,947
2023	14,493	10,328	14,026
2023	14,727	10,538	14,278
2023	15,211	10,426	14,662
2023	15,333	10,454	14,780
2024	16,287	10,671	15,585
2024	16,665	10,676	15,889
2024	17,402	11,187	16,677
2024	17,771	11,173	16,937
2025	17,789	11,291	17,034
2025	17,894	11,258	17,235
2025	18,747	11,538	18,069
2025	19,341	11,809	18,671
2026	20,106	11,998	19,303
2026	20,572	11,836	19,769

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2020 Fund (R Class)	14.97%	4.99%	7.48%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2020 Index (Strategy Benchmark)	14.70	5.52	7.05

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,298,666,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 57,822,000
InvestmentCompanyPortfolioTurnover	18.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,298,666 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	37.9%
Domestic Bond Funds	33.5
International Bond Funds	13.7
International Equity Funds	13.5
U.S. Treasury Debt	0.1
Short-Term and Other	1.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	15.0%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	12.8
T. Rowe Price Growth Stock Fund	8.1
T. Rowe Price Value Fund	7.8
T. Rowe Price International Bond Fund (USD Hedged)	5.6
T. Rowe Price Hedged Equity Fund	5.0
T. Rowe Price Equity Index 500 Fund	4.3
T. Rowe Price U.S. Large-Cap Core Fund	4.3
T. Rowe Price International Value Equity Fund	3.8
T. Rowe Price Dynamic Global Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244821
Shareholder Report [Line Items]
Fund Name	Retirement 2020 Fund
Class Name	I Class
Trading Symbol	TRDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2020 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2020 Fund - I Class	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	514,673	512,174	514,888
2/29/24	547,482	522,826	542,917
5/31/24	561,350	523,046	553,510
8/31/24	586,975	548,095	580,945
11/30/24	600,541	547,386	590,032
2/28/25	601,901	553,193	593,405
5/31/25	606,631	551,599	600,409
8/31/25	636,269	565,284	629,443
11/30/25	657,709	578,594	650,418
2/28/26	685,011	587,826	672,451
5/31/26	701,768	579,914	688,680

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 11/13/23
Retirement 2020 Fund (I Class)	15.68%	14.24%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	6.00
S&P Target Date 2020 Index (Strategy Benchmark)	14.70	13.40

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,298,666,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 57,822,000
InvestmentCompanyPortfolioTurnover	18.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,298,666 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	37.9%
Domestic Bond Funds	33.5
International Bond Funds	13.7
International Equity Funds	13.5
U.S. Treasury Debt	0.1
Short-Term and Other	1.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	15.0%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	12.8
T. Rowe Price Growth Stock Fund	8.1
T. Rowe Price Value Fund	7.8
T. Rowe Price International Bond Fund (USD Hedged)	5.6
T. Rowe Price Hedged Equity Fund	5.0
T. Rowe Price Equity Index 500 Fund	4.3
T. Rowe Price U.S. Large-Cap Core Fund	4.3
T. Rowe Price International Value Equity Fund	3.8
T. Rowe Price Dynamic Global Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless